Securities	12 Months Ended
Mar. 31, 2017
Investments Debt And Equity Securities [Abstract]
Securities

Note 2 - Securities

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available for sale and held to maturity for the dates indicated are as follows:

	March 31, 2017
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$4,472	$—	$37	$4,435
Total available for sale securities	$4,472	$—	$37	$4,435

	March 31, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$9,460	$131	$—	$9,591
Total available for sale securities	$9,460	$131	$—	$9,591

Note 2 - Securities (Continued)

	March 31, 2017
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$29,973	$20	$211	$29,782
Corporate bonds	20,025	327	110	20,242
Municipal bonds	8,839	24	94	8,769
	58,837	371	415	58,793
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	53,400	580	812	53,168
Federal National Mortgage Association	181,843	1,968	1,417	182,394
Government National Mortgage Association	16,833	488	167	17,154
	252,076	3,036	2,396	252,716
Total held to maturity securities	$310,913	$3,407	$2,811	$311,509

	March 31, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$29,941	$75	$21	$29,995
Corporate bonds	45,037	685	7	45,715
Municipal bonds	5,335	119	1	5,453
	80,313	879	29	81,163
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	53,004	1,494	45	54,453
Federal National Mortgage Association	200,672	5,661	235	206,098
Government National Mortgage Association	13,882	754	30	14,606
	267,558	7,909	310	275,157
Total held to maturity securities	$347,871	$8,788	$339	$356,320

Note 2 - Securities (Continued)

Contractual maturity data for investment securities is as follows:

	March 31,
	2017		2016
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)
Available for sale:
Mortgage-backed securities:
Due after five through ten years	$1,253	$1,243	$1,703	$1,710
Due after ten years	3,219	3,192	7,757	7,881
Total available for sale securities	$4,472	$4,435	$9,460	$9,591
Held to maturity:
Debt securities:
Due one year or less	$17,963	$17,973	$30,653	$30,742
Due after one through five years	27,766	27,973	27,249	27,348
Due after five through ten years	12,625	12,383	21,903	22,540
Due after ten years	483	464	508	533
	58,837	58,793	80,313	81,163
Mortgage-backed securities:
Due after one through five years	14,549	14,424	15,163	15,232
Due after five through ten years	90,018	90,252	76,649	78,391
Due after ten years	147,509	148,040	175,746	181,534
	252,076	252,716	267,558	275,157
Total held to maturity securities	$310,913	$311,509	$347,871	$356,320

The amortized cost and carrying values shown above are by contractual final maturity. Actual maturities will differ from contractual final maturities due to scheduled monthly payments related to mortgage-backed securities and due to the borrowers having the right to prepay obligations with or without prepayment penalties. The Company’s mortgage-backed securities are generally secured by residential mortgage loans with contractual maturities of 15 years or greater, and multi-family loans with maturities of five to ten years. However, the effective lives of those securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the loans within those securities. Investors in pass-through securities generally share in the receipt of principal repayments on a pro-rata basis as paid by the borrowers.

Note 2 - Securities (Continued)

The age of gross unrealized losses and the fair value of related securities at March 31, 2017 and 2016 were as follows:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
March 31, 2017	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In Thousands)
Available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$4,435	$37	$—	$—	$4,435	$37
Total available for sale securities	$4,435	$37	$—	$—	$4,435	$37
Held to maturity:
Debt securities:
Government-sponsored enterprises	$14,789	$211	$—	$—	$14,789	$211
Corporate bonds	9,914	110	—	—	9,914	110
Municipal bonds	5,694	94	—	—	5,694	94
	30,397	415	—	—	30,397	415
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	34,007	812	—	—	34,007	812
Federal National Mortgage Association	113,178	1,177	3,966	240	117,144	1,417
Government National Mortgage Association	7,119	117	1,024	50	8,143	167
	154,304	2,106	4,990	290	159,294	2,396
Total held to maturity securities	$184,701	$2,521	$4,990	$290	$189,691	$2,811

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
March 31, 2016	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$4,979	$21	$—	$—	$4,979	$21
Corporate bonds	4,993	7	—	—	4,993	7
Municipal bonds	787	1	—	—	787	1
	10,759	29	—	—	10,759	29
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	—	—	3,925	45	3,925	45
Federal National Mortgage Association	2,116	9	15,913	226	18,029	235
Government National Mortgage Association	—	—	1,246	30	1,246	30
	2,116	9	21,084	301	23,200	310
Total held to maturity securities	$12,875	$38	$21,084	$301	$33,959	$339

Management does not believe that any of the unrealized losses at March 31, 2017 (three bonds of Government-sponsored enterprise, two corporate bonds, and nine municipal bonds included in debt securities, and thirty-eight FNMA mortgage-backed securities, eleven FHLMC mortgage-backed securities, and four GNMA mortgage-backed securities) represent an other-than-temporary impairment as they are primarily related to market interest rates and not related to the underlying credit quality of the issuers of the securities. Additionally, the Company and its subsidiaries have the ability, and management has the intent, to hold such securities for the time necessary to recover amortized cost and does not have the intent to sell the securities, and it is more likely than not that it will not have to sell the securities before recovery of their amortized cost.

Note 2 - Securities (Continued)

During the year ended March 31, 2017, the proceeds from sales of securities available for sale totaled $3.7 million resulting in gross realized gains of $84,000. During the year ended March 31, 2016, proceeds from sales of securities available for sale totaled $1.9 million resulting in gross realized gains of $72,000. During the year ended March 31, 2015, the proceeds from sales of securities held to maturity and a sale of a security available for sale totaled $23.3 million and $1.0 million, respectively, resulting in gross realized gains of $1.9 million and $102,000, respectively. The remaining principal balance for each of the securities held to maturity sold during the year ended March 31, 2015 was less than 15% of the original principal purchased.